WARRANTS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 11. WARRANTS

The Company has the following shares of common stock reserved for the warrants outstanding as of December 31, 2012:

	December 31, 2012
	Shares	Weighted Average Exercise Price
Warrants outstanding – beginning of year	6,188,400	$0.35
Warrants exercised	-	-
Warrants granted	523,333	0.45
Warrants expired	-	-
Warrants outstanding – end of period	6,711,733	$0.35

The weighted exercise price and weighted fair value of the warrants granted by the Company as of December 31, 2012, are as follows:

	December 31, 2012
	Weighted Average Exercise Price	Weighted Average Fair Value

Weighted average of warrants granted during the twelve months whose exercise price exceeded fair market value at the date of grant	$0.45	$0.26

Weighted average of warrants granted during the twelve months whose exercise price was equal or lower than fair market value at the date of grant	$-	$-

The following table summarizes information about fixed-price warrants outstanding:

	Number	Average
Range of	Outstanding at	Remaining	Weighted
Exercise	September 30,	Contractual	Average
Prices	2012	Life	Exercise Price
$0.33	5,588,400	21 Months	$0.33
$0.46	600,000	32 Months	$0.46
$0.46	150,000	37 Months	$0.46
$0.85	40,000	28 Months	$0.85
$0.40	333,333	32 Months	$0.40
	6,711,733

For the warrants issued in January 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.33, exercise price of $0.46, volatility of 35.53%, years 4, treasury bond rate 3.5% and dividend rate of 0%.

For the warrants issued in May 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.33, exercise price of $0.85, volatility of 32.77%, years 3, treasury bond rate 3.5% and dividend rate of 0%.

For the warrants issued in August 2012, the Company valued the warrants utilizing the black schools method with the following inputs: stock price of $0.54, exercise price of $0.40, volatility of 100.43%, years 3, treasury bond rate 3.5% and dividend rate of 0%.

The warrant expense of $135,400 was based on the Black Scholes calculation which was expensed during the twelve months ended December 31, 2012.